RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14. RELATED PARTY TRANSACTIONS
(a)Transactions with Key Management Personnel and Certain Board Members
As of December 31, 2025 and December 31, 2024, related parties, including key management personnel and certain board members, hold 66.8 million and 78.0 million, respectively, of Redeemable Units, which accounts for a deficit of $68.9 million and $77.9 million, respectively, in non-controlling interests. During the years ended December 31, 2025 and 2024, 56.1% and 69.8%, respectively, of required tax distribution payments to unit holders of Cresco Labs, LLC were made to related parties including to key management personnel and certain board members.
(b)Related Parties – Leases
For the years ended December 31, 2025 and 2024, the Company had lease liabilities for real estate lease agreements in which the lessors have a minority interest in MedMar Inc. (“MedMar”). The lease liabilities were incurred in January 2019 and May 2020 and expire in 2027 through 2030.
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2025 and 2024:

		Year Ended December 31,
($ in thousands)	Classification	2025	2024
Operating Leases
Lessor has minority interest in MedMar	Rent expense	$288	$288

Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$306	$306
Lessor has minority interest in MedMar	Interest expense	185	218
Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party leases as of December 31, 2025 and December 31, 2024:

	December 31, 2025		December 31, 2024
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in MedMar	$1,005	$1,065	$1,158	$1,216

Finance Leases
Lessor has minority interest in MedMar	$1,119	$1,606	$1,423	$1,929